Label	Element	Value
Invesco Developing Markets Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Developing Markets Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.	The following information is removed from the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:

The Fund focuses on companies that the portfolio manager believes have above-average earnings growth.

2.	The following information replaces the sixth paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and seventh paragraph under the heading “Objective(s) and Strategies” in the Statutory Prospectus:

In selecting investments for the Fund, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio managers seek to take advantage of inefficiencies in the market and to buy shares of companies that they believe are trading below their intrinsic value. The portfolio managers seek to hold a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers may invest in companies of different capitalization ranges in any developing market country. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco Developing Markets Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

Invesco Developing Markets Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	“Growth Investing Risk” is removed from the Summary and Statutory Prospectuses.